INTANGIBLE ASSETS (Details 3) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Year ending December 31,
2016	$ 427,000
2017	569,000
2018	569,000
2019	569,000
2020	464,000
Thereafter	534,000
Total	$ 3,132,000	$ 3,274,000